Note 34 - Business combinations	12 Months Ended
Dec. 31, 2023
Note 34 - Business combinations
Note 34 - Business combinations

34      Business combinations

The application of the purchase method requires certain estimates and assumptions, mainly concerning the determination of the fair values of the acquired intangible assets, property, plant and equipment as well as the liabilities assumed at the date of the acquisition, including the timing and amounts of cash flow projections, the revenue growth rates, the customer attrition rates and the discount rate. The fair values determined at the acquisition date are based on discounted cash flows and other valuation techniques.

The preliminary purchase price allocations were carried out with the assistance of third-party experts. Following IFRS 3, the Company will continue reviewing the allocations and make any necessary adjustments during the twelve months following each of the acquisition dates.

Whenever applicable, Tenaris recognizes the non-controlling interest at the proportionate share of the acquiree’s net identifiable assets.

Global Pipe Company acquisition

  Acquisition and price determination

On May 17, 2023, SSPC acquired 22.3% of the shares of GPC from Erndtebruecker Eisenwerk (“EEW”), a German company that owned a 35% interest in GPC, for a purchase price of $6.3 million, paid in cash. SSPC already owned 35% interest in GPC, and, as a result of this transaction, SSPC currently holds a 57.3% interest in GPC.

The Company consolidates GPC’s balances and results of operations as from May 17, 2023. The acquired business, which,  contributed revenues of $144.2 million with a minor contribution to Tenaris’s results for the period starting May 17, 2023 and ending December 31, 2023, were assigned to Tubes segment. Had the transaction been consummated on January 1, 2023, then Tenaris’s unaudited pro forma net sales and net income would not have changed materially.

  Fair value of net assets acquired

The allocation of the fair values determined for the assets and liabilities arising from the acquisition is as follows:

Fair value of acquired assets and liabilities as of acquisition date (May, 17, 2023):	$ million
Property, Plant and Equipment	173
Working capital	34
Cash and Cash Equivalents	2
Borrowings	(123)
Other assets and liabilities, net	(6)
Net assets acquired	80

Tenaris accounted for this transaction as a step-acquisition whereby Tenaris’s ownership interest in GPC held before the acquisition, which amounted to $23.5 million, was remeasured to fair value at that date. As a result, Tenaris recorded a gain of approximately $4.5 million resulting from the difference between the carrying value of its initial investments in GPC and the fair value, which was included in Equity in earnings of non-consolidated companies in the Consolidated Income Statement. The non-controlling interests in GPC amounted to $34.1 million.

The fair value of the net assets and liabilities acquired shown above amounted to approximately $80 million. As a result of the acquisition, Tenaris recognized an additional gain for approximately $11.5 million also included in Equity in  earnings of non-consolidated companies in the Consolidated Income Statement.

Acquisition-related costs for the year ended 2022 were not material and for the year ended December 31, 2023, amounted to $0.3 million and were included in general and administrative expenses.

SSPC and the other owners of GPC have issued corporate guarantees to secure the repayment of loan agreements entered into by GPC with the Saudi Investment Development Fund, the Saudi British Bank, the National Commercial Bank and Banque Saudi Fransi to finance GPC’s capital expenditures and working capital.

As a result of this acquisition, SSPC assumed a portion of EEW’s corporate guarantees. As of December 31, 2023, SSPC’s aggregate exposure to GPC’s financial debt amounted to $72 million.

Acquisition of Anticorrosion Coating Assets in Italy

  Acquisition and price determination

On July 1, 2023, an Italian subsidiary of the Company completed its previously announced acquisition of all of the assets and related rights, duties, liabilities and contracts of Isoplus Mediterranean S.r.l.’s (“Isoplus”) anticorrosion coating division for EUR9.0 million (approximately $9.8 million) paid in cash.

Isoplus was established in 2009 in Villamarzana in Italy. It operates in an area of about 65,000 square meters (covered and uncovered) with pipe pre-insulation (district heating) and anticorrosive coating (oil & gas) production lines.

The Company consolidated Isoplus anticorrosion coating division balances and results of operations as from July 1, 2023. The acquired business revenues, assigned to Tubes segment, were not material, with a minor contribution to the Company’s results for the period starting July 1, 2023 and ending December 31, 2023. Had the transaction been consummated on January 1, 2023, then Tenaris’s unaudited pro forma net sales and net income would not have changed materially.

  Fair value of net assets acquired

The allocation of the fair values determined for the assets and liabilities arising from the acquisition is as follows:

Fair value of acquired assets and liabilities as of acquisition date (July, 1, 2023):	$ million
Property, Plant and Equipment	11
Working capital	2
Net assets acquired	13

The fair value of the net assets and liabilities acquired shown above amounted to approximately $13 million. As a result of the acquisition, Tenaris recognized an additional gain for approximately $3.2 million also included in Other Income and Expenses in the Consolidated Income Statement.

Acquisition-related costs for year ended December 31, 2023, were not material and were included in general and administrative expenses.

Acquisition of Republic Tube pipe processing facility

  Acquisition and price determination

On September 6, 2023, a U.S. subsidiary of the Company acquired all of the assets and related rights, duties, liabilities and contracts of Republic Tube LLC’s OCTG pipe processing facility in Houston, Texas. The final acquisition price amounted to $90.5 million in cash.

The plant, located on the northeast side of Houston, adds heat treatment and finishing lines, further complementing Tenaris’s existing operations, and increasing its capacity to serve the domestic market.

The Company consolidated the balances and results of operations of the acquired business as from September 6, 2023. The acquired business revenues, assigned to Tubes segment, were not material, with a minor contribution to the Company’s results for the period starting September 6, 2023, and ending December 31, 2023. Had the transaction been consummated on January 1, 2023, then Tenaris’s unaudited pro forma net sales and net income would not have changed materially.

  Fair value of net assets acquired

The allocation of the fair values determined for the assets and liabilities arising from the acquisition is as follows:

Fair value of acquired assets and liabilities as of acquisition date (September, 6, 2023):	$ million
Property, Plant and Equipment	85
Working capital	(1)
Other assets and liabilities, net	2
Net assets acquired	85

The fair value of the net assets and liabilities acquired shown above amounted to approximately $85.5 million. As a result of the acquisition, Tenaris recognized goodwill for approximately $5.0 million. The goodwill is deductible for tax purposes.

The goodwill generated by the acquisition is mainly attributable to the synergy created following the integration between the businesses, which is expected to enhance Tenaris’s position as well as its local manufacturing presence in the U.S. market, and also expand its services capabilities.

Acquisition-related costs for the year ended December 31, 2023, amounted to $0.5 million and were included in general and administrative expenses.

Acquisition of the Pipe Coating Business Unit of Mattr

  Acquisition and price determination

On November 30, 2023, Tenaris completed the acquisition of Mattr’s pipe coating business unit for $182.6 million paid in cash. Under the purchase contract, the acquisition price was paid based on an estimated closing statement; the final price is subject to a true-up adjustment based on actual amounts of cash, indebtedness, working capital and certain other items as of the closing date, which are currently being assessed by management and will be subsequently reviewed by the seller.

The business acquired includes nine plants located in Canada, Mexico, Norway, Indonesia, the UAE and the U.S., and several mobile concrete plants. The business also includes world-class R&D facilities in Toronto and Norway and a wide IP/product portfolio.

The Company consolidated the balances and results of operations of the acquired business as from November 30, 2023. The acquired business contributed revenues of $77.0 million mainly related to spot projects, with a minor contribution to Tenaris’s results for the period starting November 30, 2023 and ending December 31, 2023, were assigned to Others segment. Had the transaction been consummated on January 1, 2023, then Tenaris’s unaudited pro forma net sales and net income would not have changed materially.

  Fair value of net assets acquired

The allocation of the fair values determined for the assets and liabilities arising from the acquisition is as follows:

Fair value of acquired assets and liabilities as of acquisition date (November 30, 2023):	$ million
Property, Plant and Equipment	126
Intangible assets	29
Working capital	(13)
Cash and Cash Equivalents	21
Provisions	(7)
Other assets and liabilities, net	13
Net assets acquired	169

The fair value of the net assets and liabilities acquired shown above amounted to approximately $169.0 million. As a result of the acquisition, Tenaris recognized goodwill for approximately $13.6 million. The goodwill is not deductible for tax purposes. The allocations of the purchase price will be finalized once all the information is obtained, but not to exceed one year from the acquisition date.

Acquisition-related costs for the year ended December 31, 2023, amounted to $1.1 million and were included in general and administrative expenses.